Guarantees, Commitments and Pledged Assets - Summary of Other Indirect Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	$ 301,645	$ 290,233
Commercial letter of credit [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	1,320	682
Commitments to extend credit original term to maturity of one year or less [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	74,053	85,997
Commitments to extend credit original term to maturity of more than one year [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	165,726	149,377
Securities lending [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	59,506	53,082
Securities purchase and other commitment [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	$ 1,040	$ 1,095